Note 6 - Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Tax Disclosure [Text Block]
Note 6 – Income Taxes

Income taxes are provided based on the asset-liability method of accounting, which includes the recognition of deferred tax assets and liabilities for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. In general, the Company records deferred tax assets when the event giving rise to the tax benefit has been recognized in the consolidated financial statements.

A valuation allowance is recognized to reduce any deferred tax assets for which, based upon available information, it is more likely than not that all or any portion will not be realized. Assessing the need for, and amount of, a valuation allowance for deferred tax assets requires significant judgment and evaluation. In most cases, the realization of deferred tax assets is dependent upon the Company generating a sufficient level of taxable income in future periods, which can be difficult to predict. Management has prepared a forecast which includes judgmental and quantitative elements that may be subject to significant change. If the Company’s forecast of taxable income within the carryforward periods available under applicable law is not sufficient to cover the amount of net deferred assets, such assets may be impaired. Based on its forecast and other judgmental elements, management determined no valuation allowances were needed at either June 30, 2011 or December 31, 2010.

In evaluating whether the Company will realize the full benefit of its net deferred tax asset, it considered projected earnings, asset quality, liquidity, capital position, which will enable it to deploy capital to generate taxable income, growth plans, etc. In addition, the Company also considered the previous twelve quarters of income (loss) before income taxes in determining the need for a valuation allowance, which is called the cumulative loss test. In the second quarter and for the six months ended June 30, 2011 and for the year ended 2010, the Company incurred a loss, primarily as a result of the increased provision for loan losses, which resulted in the failure of the cumulative loss test. Significant negative trends in credit quality, losses from operations, etc. could affect the realizability of the deferred tax asset in the future. After considering the above factors, both positive and negative, management believes that the Company’s deferred assets are more likely than not to be realized.

NOTE H – INCOME TAXES

The significant components of the provision for income taxes for the years ended December 31 are as follows:

	2010	2009	2008
Current tax provision:
Federal	$(1,848)	$648	$1,196
State	-	165	248
Total current tax provision	(1,848)	813	1,444
Deferred tax provision:
Federal	(2,322)	(483)	(1,108)
State	(868)	(91)	(242)
Total deferred tax provision	(3,190)	(574)	(1,350)
Provision for income tax expense before adjustment
to deferred tax asset valuation allowance	(5,038)	239	94
Decrease in valuation allowance	-	-	(1,626)
Net provision for income taxes	$(5,038)	$239	$(1,532)

Prior to 2008, the Company maintained a deferred tax valuation allowance that offset most of the Company’s net deferred assets. At December 31, 2008, the Company eliminated this valuation allowance as it was determined that it was more likely than not the deferred tax assets would be realized.

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes for the years ended December 31 is summarized below:

	2010	2009	2008
Tax at the statutory federal rate	$(4,385)	$278	$5
Increase (decrease) resulting from:
State income taxes, net of federal tax effect	(573)	49	4
Tax exempt income	(204)	(165)	(31)
Change to deferred tax asset valuation allowance			(1,626)
Other permanent differences	124	77	116
Provision for income taxes	$(5,038)	$239	$(1,532)

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred taxes at December 31 are as follows:

	2010	2009
Deferred tax assets relating to:
Allowance for loan losses	$4,513	$2,546
Stock option expense	869	635
Pre-opening costs and expenses	398	435
Property and equipment	105	9
Unrealized gain on interest rate swap	-	131
Net unrealized security losses	765	-
Net operating loss carryforwards	1,053	-
Other	157	67
Total deferred tax assets	7,860	3,823
Deferred tax liabilities relating to:
Net unrealized security gains	(177)	(765)
Deferred loan costs	(101)	(94)
Prepaid expenses	(119)	(48)
Other	(26)	(20)
Total deferred tax liabilities	(423)	(927)
Net recorded deferred tax asset	$7,437	$2,896

The increase in the net deferred tax asset to $7.4 million at December 31, 2010 from $2.9 million at December 31, 2009 is primarily a result of the 2010 provision for loan losses and net operating loss carryforwards. In evaluating whether the Company will realize the full benefit of the net deferred tax asset, management considered projected earnings, asset quality, liquidity, capital position, which will enable us to deploy capital to generate taxable income, growth plans, etc. In addition, management also considered the previous twelve quarters of income (loss) before income taxes in determining the need for a valuation allowance, referred to as the cumulative loss test. In 2010, we incurred a loss, primarily as a result of the provision for loan losses, which resulted in the failure of the cumulative loss test. Significant negative trends in credit quality, losses from operations, etc. could impact the realizability of the deferred tax asset in the future. After considering the above factors, both positive and negative, management believes that our deferred assets are more likely than not to be realized.

It is the Company’s policy to recognize interest and penalties associated with uncertain tax positions as components of income taxes. There were no interest or penalties accrued during 2010, 2009 and 2008. The Company’s federal and state income tax returns are subject to examination for the years 2007, 2008 and 2009.

The Company’s federal and state net operating loss carryforwards expire on December 31, 2030.